Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 3.7%
135,912	(1)	Cargurus, Inc.	$2,541,554	1.0
63,920	(1)	Imax Corp.	1,002,265	0.4
89,407	(1)	Magnite, Inc.	673,235	0.3
130,345	(1)	Playtika Holding Corp.	1,372,533	0.5
111,689	(1)	Vimeo, Inc.	661,199	0.3
52,470	(1)	Yelp, Inc.	1,792,900	0.7
18,000	(1)	Ziff Davis, Inc.	1,391,040	0.5
			9,434,726	3.7

		Consumer Discretionary: 7.4%
16,007		Acushnet Holdings Corp.	762,734	0.3
131,668		International Game Technology PLC	2,362,124	0.9
160,832	(1),(2)	Lindblad Expeditions Holdings, Inc.	1,243,231	0.5
68,506	(1)	Modine Manufacturing Co.	1,026,220	0.4
130,846	(1)	Sonos, Inc.	1,967,924	0.8
74,070		Steven Madden Ltd.	2,156,178	0.9
62,423	(1)	Taylor Morrison Home Corp.	1,567,441	0.6
162,743	(1)	Tri Pointe Homes, Inc.	2,820,336	1.1
52,142	(1)	Udemy, Inc.	774,830	0.3
208,576		Wolverine World Wide, Inc.	4,075,575	1.6
			18,756,593	7.4

		Energy: 3.0%
85,248		Murphy Oil Corp.	3,322,114	1.3
98,420	(1)	US Silica Holdings, Inc.	1,380,833	0.5
116,475		World Fuel Services Corp.	3,005,055	1.2
			7,708,002	3.0

		Financials: 15.3%
97,214		Argo Group International Holdings Ltd.	1,908,311	0.7
134,417		Associated Banc-Corp.	2,693,717	1.1
19,817		Atlantic Union Bankshares Corp.	643,062	0.3
68,750		BankUnited, Inc.	2,547,187	1.0
37,590		Berkshire Hills Bancorp, Inc.	1,060,414	0.4
31,890		Capstar Financial Holdings, Inc.	642,584	0.2
21,242		Cathay General Bancorp.	890,889	0.3
9,754		Community Bank System, Inc.	637,717	0.2
73,628		ConnectOne Bancorp, Inc.	1,842,909	0.7
64,321		Eastern Bankshares, Inc.	1,247,827	0.5
55,057		Ellington Financial, Inc.	808,237	0.3
43,792		Essent Group Ltd.	1,751,242	0.7
20,769		HCI Group, Inc.	992,551	0.4
92,140		Home Bancshares, Inc./Conway AR	2,168,054	0.9
18,058		International Bancshares Corp.	753,560	0.3
37,675		KKR Real Estate Finance Trust, Inc.	725,621	0.3
44,719		Mercury General Corp.	1,426,536	0.6
52,116	(1)	NMI Holdings, Inc.	1,069,941	0.4
34,052		Origin Bancorp, Inc.	1,391,024	0.5
92,582		Pacific Premier Bancorp, Inc.	3,032,986	1.2
67,107		Provident Financial Services, Inc.	1,558,896	0.6
79,546		Radian Group, Inc.	1,679,216	0.7
216,957		Redwood Trust, Inc.	1,681,417	0.7
71,578		Simmons First National Corp.	1,688,525	0.7
38,142	(1)	Third Coast Bancshares, Inc.	694,184	0.3
46,877		United Community Banks, Inc./GA	1,571,786	0.6
145,592		Valley National Bancorp	1,691,779	0.7
			38,800,172	15.3

		Health Care: 15.7%
7,323	(1)	Addus HomeCare Corp.	653,358	0.3
135,965	(1)	Allscripts Healthcare Solutions, Inc.	2,311,405	0.9
83,974	(1)	Amicus Therapeutics, Inc.	943,028	0.4
36,246	(1)	Arrowhead Pharmaceuticals, Inc.	1,439,329	0.6
25,776	(1)	AtriCure, Inc.	1,175,901	0.5
27,425	(1)	Avanos Medical, Inc.	675,478	0.3
97,967	(1)	BioCryst Pharmaceuticals, Inc.	1,361,741	0.5
29,509		Bruker Corp.	1,652,504	0.6
21,298	(1)	Castle Biosciences, Inc.	617,642	0.2
576,212	(1)	Cerus Corp.	2,368,231	0.9
84,241	(1)	Coherus Biosciences, Inc.	941,814	0.4
19,621	(1)	Globus Medical, Inc.	1,161,367	0.4
17,303	(1)	Guardant Health, Inc.	866,188	0.3
74,435	(1)	Health Catalyst, Inc.	893,220	0.3
196,907	(1)	Immunogen, Inc.	1,144,030	0.4
287,758	(1)	Inovio Pharmaceuticals, Inc.	658,966	0.3
70,920	(1)	Kodiak Sciences, Inc.	709,909	0.3
395,733	(1),(2)	MannKind Corp.	1,444,426	0.6
26,841	(1)	Medpace Holdings, Inc.	3,962,000	1.6
29,575	(1)	Merit Medical Systems, Inc.	1,751,727	0.7
45,938	(1)	Neogen Corp.	960,104	0.4
68,405	(1)	NextGen Healthcare, Inc.	1,172,462	0.5
559,123	(1)	Opko Health, Inc.	1,218,888	0.5
46,323	(1)	Phreesia, Inc.	1,188,648	0.5
24,590	(1)	PTC Therapeutics, Inc.	1,228,025	0.5
968,276	(1)	Rigel Pharmaceuticals, Inc.	1,374,952	0.5
152,184		Select Medical Holdings Corp.	3,901,998	1.5
23,151	(1)	Tandem Diabetes Care, Inc.	1,058,927	0.4
49,350	(1)	Veracyte, Inc.	1,006,740	0.4
			39,843,008	15.7

		Industrials: 16.0%
30,826		AAON, Inc.	1,771,878	0.7

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
65,547		ABM Industries, Inc.	$3,041,381	1.2
4,951		Alamo Group, Inc.	647,393	0.3
68,842		Allison Transmission Holdings, Inc.	2,496,211	1.0
34,258		Altra Industrial Motion Corp.	1,300,091	0.5
71,041	(1)	Array Technologies, Inc.	1,484,757	0.6
26,754		Barnes Group, Inc.	830,712	0.3
38,440		Brady Corp.	1,788,998	0.7
16,726		Curtiss-Wright Corp.	2,461,900	1.0
27,736		Federal Signal Corp.	1,105,834	0.4
55,776	(1)	First Advantage Corp.	771,940	0.3
18,203		Franklin Electric Co., Inc.	1,580,930	0.6
91,183		Hillenbrand, Inc.	3,799,596	1.5
77,934		Kennametal, Inc.	1,826,773	0.7
102,696		Mueller Water Products, Inc.	1,158,411	0.5
48,858	(1)	Resideo Technologies, Inc.	1,017,223	0.4
131,159		Shyft Group, Inc./The	3,141,258	1.2
13,970		Simpson Manufacturing Co., Inc.	1,294,181	0.5
47,332	(1),(2)	SunPower Corp.	1,135,968	0.4
67,993		Terex Corp.	2,258,727	0.9
14,980		Toro Co.	1,242,291	0.5
123,509	(1)	Upwork, Inc.	2,149,057	0.8
12,216		Watts Water Technologies, Inc.	1,692,160	0.7
17,149		Werner Enterprises, Inc.	682,359	0.3
			40,680,029	16.0

		Information Technology: 21.8%
136,715	(1)	8x8, Inc.	712,285	0.3
133,216	(1)	ACI Worldwide, Inc.	3,157,219	1.2
26,995	(1)	Altair Engineering, Inc.	1,404,010	0.5
14,813	(1)	Appfolio, Inc.	1,501,742	0.6
57,680	(1)	Avid Technology, Inc.	1,577,548	0.6
29,511	(1)	Blackbaud, Inc.	1,543,425	0.6
116,245	(1)	Box, Inc.	2,993,309	1.2
27,528	(1)	Ciena Corp.	1,396,771	0.5
55,643	(1)	Cohu, Inc.	1,492,902	0.6
40,322	(1)	Commvault Systems, Inc.	2,189,081	0.9
43,426		CSG Systems International, Inc.	2,512,194	1.0
42,041	(1)	Domo, Inc.	809,710	0.3
29,885	(1)	Dropbox, Inc.	639,240	0.2
113,671	(1)	Duck Creek Technologies, Inc.	1,352,685	0.5
44,916		EVERTEC, Inc.	1,509,178	0.6
57,193	(1)	Formfactor, Inc.	1,674,611	0.7
150,352	(1)	Harmonic, Inc.	1,692,964	0.7
136,809	(1)	Infinera Corp.	749,713	0.3
120,781	(1)	Knowles Corp.	1,829,832	0.7
35,706	(1)	LiveRamp Holdings, Inc.	708,764	0.3
297,960	(1)	Momentive Global, Inc.	2,112,536	0.8
37,333		National Instruments Corp.	1,484,360	0.6
82,443		NortonLifeLock, Inc.	1,862,387	0.7
116,245	(1)	Nutanix, Inc.	2,011,039	0.8
29,244	(1)	Procore Technologies, Inc.	1,596,722	0.6
105,329	(1)	Repay Holdings Corp.	978,506	0.4
48,498		Sapiens International Corp. NV	1,072,776	0.4
36,072	(1)	Semtech Corp.	1,666,166	0.7
19,399	(1)	Smartsheet, Inc.	645,405	0.3
233,899	(1)	Sumo Logic, Inc.	2,053,633	0.8
36,250	(1)	Tenable Holdings, Inc.	1,435,863	0.6
67,126	(1)	Varonis Systems, Inc.	1,835,896	0.7
527,173	(1)	Velodyne Lidar, Inc.	658,966	0.3
124,900	(1)	Viavi Solutions, Inc.	1,758,592	0.7
239,081	(1)	Yext, Inc.	1,063,911	0.4
226,393	(1)	Zuora, Inc.	1,738,698	0.7
			55,422,639	21.8

		Materials: 5.9%
41,002		Avient Corp.	1,797,118	0.7
7,831		Balchem Corp.	1,032,282	0.4
126,034		Element Solutions, Inc.	2,353,055	0.9
189,403		Glatfelter Corp.	922,393	0.4
24,515	(1)	Ingevity Corp.	1,719,482	0.7
6,721		Innospec, Inc.	628,145	0.2
29,779		Minerals Technologies, Inc.	1,734,924	0.7
50,727		Sensient Technologies Corp.	4,041,420	1.6
14,457		Worthington Industries, Inc.	737,162	0.3
			14,965,981	5.9

		Real Estate: 7.9%
24,945		American Assets Trust, Inc.	692,473	0.3
46,520		Americold Realty Trust, Inc.	1,368,618	0.5
105,456	(1)	Apartment Investment and Management Co.	932,231	0.4
44,751		Broadstone Net Lease, Inc.	856,534	0.3
79,027		CareTrust REIT, Inc.	1,702,242	0.7
150,079	(1)	Cushman & Wakefield PLC	2,245,182	0.9
112,714	(1)	DigitalBridge Group, Inc.	2,006,314	0.8
35,794		Easterly Government Properties, Inc.	642,502	0.2
56,612		Essential Properties Realty Trust, Inc.	1,281,696	0.5
31,930		Gladstone Land Corp.	750,674	0.3
125,047		Industrial Logistics Properties Trust	936,602	0.4
213,222		Service Properties Trust	1,458,439	0.6
91,444		STAG Industrial, Inc.	2,816,475	1.1
38,378		Terreno Realty Corp.	2,340,674	0.9
			20,030,656	7.9

		Utilities: 2.8%
25,467		ALLETE, Inc.	1,507,137	0.6
60,580		Avista Corp.	2,461,366	1.0
28,295		California Water Service Group	1,656,106	0.6
29,948		NorthWestern Corp.	1,586,645	0.6
			7,211,254	2.8

	Total Common Stock
	(Cost $280,814,832)		252,853,060	99.5

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.4%
5,193	(2) iShares Russell 2000 ETF	$952,915	0.4

	Total Exchange-Traded Funds
	(Cost $995,286)	952,915	0.4

	Total Long-Term Investments
	(Cost $281,810,118)	253,805,975	99.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
		Repurchase Agreements: 1.7%
1,000,000	(3)	Bank of America Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,000,063, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,020,000, due 06/20/46-08/20/52)	1,000,000	0.4
245,685	(3)	Barclays Capital, Inc., Repurchase Agreement dated 08/31/22, 2.25%, due 09/01/22 (Repurchase Amount $245,700, collateralized by various U.S. Government Securities, 0.125%-0.625%, Market Value plus accrued interest $250,599, due 04/15/23-01/15/31)	245,685	0.1
1,000,000	(3)	Daiwa Capital Markets, Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,000,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,020,000, due 09/01/22-09/01/52)	1,000,000	0.4
1,000,000	(3)	MUFG Securities America Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,000,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.060%-4.500%, Market Value plus accrued interest $1,020,000, due 08/01/25-06/01/52)	$1,000,000	0.4
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/22, 2.30%, due 09/01/22 (Repurchase Amount $1,000,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 04/30/24-08/20/52)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $4,245,685)		4,245,685	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
67,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.170%
	(Cost $67,000)	67,000	0.0

	Total Short-Term Investments
	(Cost $4,312,685)	4,312,685	1.7

	Total Investments in Securities (Cost $286,122,803)	$258,118,660	101.6
	Liabilities in Excess of Other Assets	(4,106,218)	(1.6)
	Net Assets	$254,012,442	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of August 31, 2022.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$252,853,060	$–	$–	$252,853,060
Exchange-Traded Funds	952,915	–	–	952,915
Short-Term Investments	67,000	4,245,685	–	4,312,685
Total Investments, at fair value	$253,872,975	$4,245,685	$–	$258,118,660

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $286,912,777.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,914,625
Gross Unrealized Depreciation	(31,708,954)

Net Unrealized Depreciation	$(28,794,329)